Accounting changes - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective change in accounting principle, other assets	CAD 117,000,000	CAD 163,000,000
Retrospective change in accounting principle, long-term debt	5,625,000,000	4,650,000,000
Increase (Decrease) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact on income statements as a result of the adoption of the provisions of ASU	0
Retrospective change in accounting principle, other assets	(34,000,000)	(37,000,000)
Retrospective change in accounting principle, long-term debt	CAD 34,000,000	CAD 37,000,000